General information (Tables)	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	2014	2013	2012
A	-	16%	46%
B	25%	23%	22%
C	31%	-	-
D	-	-	22%
E	17%	38%	-
F	14%	10%	-